Business Combination (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		4 Months Ended	9 Months Ended
	Jun. 06, 2018	Jun. 05, 2018	Nov. 12, 2017	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Ordinary shares valued per share	$ 10.19			$ 9.76	$ 9.76		$ 9.76	$ 9.76
Business combination, consideration transferred							$ 319,015,000
Fair value of earn out shares							16,200,000
Acquired percentage of shares outstanding	12.00%									12.00%
Investments and cash equivalents held in trust							202,100,000
Goodwill				$ 532,400,000	$ 532,400,000		532,400,000	$ 532,400,000
Transaction costs				17,200,000	17,200,000		$ 17,200,000	17,200,000
Management fees				2,200,000
Revenues					145,580,000	$ 117,890,000		394,496,000	$ 336,693,000
Net income (loss)					16,157,000	$ 21,969,000		29,754,000	$ 26,011,000
Hana Loan [Member]
Proceeds from debt		$ 50,000,000
First Equity Stock Earn-Out [Member]
Number of ordinary shares issuance			1,671,704
Second Equity Stock Earn-Out [Member]
Number of ordinary shares issuance			1,671,704
Successor [Member]
Number of ordinary shares issuance							16,559,800
Proceeds from debt							$ 100,000,000
Short term borrowings				71,940,000	71,940,000		71,940,000	71,940,000
Goodwill	$ 182,053,000			532,441,000	532,441,000		532,441,000	532,441,000
Successor [Member] | Goodwill [Member]
Increase (decrease) in assets due to valuation							56,800,000
Successor [Member] | Intangible Assets [Member]
Increase (decrease) in assets due to valuation							32,000,000
Successor [Member] | Property, Plant and Equipment [Member]
Increase (decrease) in assets due to valuation							15,500,000
Successor [Member] | Accounts Receivable [Member]
Increase (decrease) in assets due to valuation							12,600,000
Successor [Member] | Other Receivables [Member]
Increase (decrease) in assets due to valuation							4,700,000
Successor [Member] | Accounts Payable [Member]
Increase (decrease) in liabilities due to valuation							5,700,000
Successor [Member] | Investments In Joint Ventures [Member]
Increase (decrease) in assets due to valuation							2,600,000
Successor [Member] | Other Current Liabilities [Member]
Increase (decrease) in liabilities due to valuation							$ 5,000,000
GES Transaction [Member]
Business acquisition payments	$ 29,300,000
Business acquisition exchange shares	25,309,848						3,036,381
Business combination, ordinary shares	3,036,381						25,309,848
Acquired percentage of shares outstanding	88.00%
Remaining acquired percentage of shares outstanding	12.00%
Accrued interest	$ 1,100,000
NPS Holdings Limited [Member]
Business combination, ordinary shares							25,077,000
Business combination, consideration transferred							$ 319,015,000
Additional amount of cash payable for renewal			$ 7,600,000
Payment of ticker fee	13,400,000
Fees, costs and expenses	$ 5,200,000
Cash and cash equivalents acquired from acquisition							18,700,000
Gross contractual amount, accounts receivable				60,800,000	60,800,000		60,800,000	60,800,000
Goodwill				378,845,000	378,845,000		$ 378,845,000	378,845,000
NPS Holdings Limited [Member] | NPS Selling Stockholders [Member]
Business combination, ordinary shares							11,318,828
NPS Holdings Limited [Member] | Successor [Member]
Revenues							$ 105,000,000	275,000,000
Net income (loss)							17,900,000	26,800,000
Hana Investments [Member]
Business acquisition payments							$ 150,000,000
Business combination, ordinary shares							13,758,449
Accrued interest				4,700,000	4,700,000		$ 4,700,000	4,700,000
Short term borrowings				50,000,000	50,000,000		50,000,000	50,000,000
MEA Energy Investment Company 2 Ltd [Member]
Business acquisition payments							$ 48,300,000
Business combination, ordinary shares							4,829,375
Gulf Energy S.A.O.C [Member]
Business combination, ordinary shares							25,310,000
Business combination, consideration transferred
Gross contractual amount, accounts receivable				20,500,000	20,500,000		20,500,000	20,500,000
Goodwill				$ 153,596,000	$ 153,596,000		153,596,000	153,596,000
Gulf Energy S.A.O.C [Member] | Successor [Member]
Revenues							40,500,000	119,000,000
Net income (loss)							$ 4,300,000	$ 3,200,000
Stock Purchase Agreement [Member]
Business combination, ordinary shares			418,001
Business combination, consideration transferred			$ 4,700,000
Stock Purchase Agreement [Member] | NPS Holdings Limited [Member] | First Closing [Member]
Business acquisition payments			$ 150,000,000
Business acquisition exchange shares			83,660,878
Stock Purchase Agreement [Member] | NPS Holdings Limited [Member] | Second Closing [Member]
Business acquisition payments			$ 292,800,000
Business combination, ordinary shares			11,318,828
Stock Purchase Agreement [Member] | Hana Investments [Member]
Number of ordinary shares balance			83,660,878
Ordinary shares valued per share			$ 11.244
Number of ordinary shares issuance			13,340,448
Payment to selling stockholders			$ 150,000,000